Schedule of Investments (unaudited)
January 31, 2023
iShares® Select Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.9%
Lockheed Martin Corp.	467,346	$ 216,502,708
Banks — 10.3%
Citizens Financial Group, Inc.	5,039,899	218,328,425
Comerica, Inc.	2,621,354	192,171,462
Fifth Third Bancorp	4,546,779	165,002,610
First Horizon Corp.	8,840,372	218,622,399
FNB Corp.	9,149,090	130,557,514
Huntington Bancshares, Inc.	22,050,468	334,505,599
KeyCorp	10,812,844	207,498,476
Regions Financial Corp.	10,145,118	238,816,078
Truist Financial Corp.	4,273,785	211,082,241
U.S. Bancorp	4,837,431	240,904,064
United Bankshares, Inc.	3,695,644	148,564,889
Valley National Bancorp	10,740,510	127,597,259
		2,433,651,016
Beverages — 1.0%
Coca-Cola Co.	3,894,180	238,791,118
Biotechnology — 2.4%
Gilead Sciences, Inc.	6,653,104	558,461,550
Capital Markets — 3.1%
Federated Hermes, Inc., Class B	2,599,212	102,149,031
Franklin Resources, Inc.	7,432,954	231,908,165
Invesco Ltd.	9,189,395	170,095,701
Janus Henderson Group PLC	4,558,191	118,148,311
Lazard Ltd., Class A	2,963,072	118,759,926
		741,061,134
Chemicals — 2.9%
Chemours Co.	4,488,710	163,344,157
Huntsman Corp.	4,649,030	147,327,761
LyondellBasell Industries NV, Class A	3,846,243	371,893,235
		682,565,153
Containers & Packaging — 3.7%
International Paper Co.	8,182,947	342,210,844
Packaging Corp. of America	1,491,581	212,848,609
Sonoco Products Co.	2,645,194	161,647,805
Westrock Co.	4,215,848	165,429,875
		882,137,133
Distributors — 1.4%
Genuine Parts Co.	1,958,274	328,637,543
Diversified Consumer Services — 0.7%
H&R Block, Inc.	4,491,906	175,094,496
Diversified Telecommunication Services — 2.7%
AT&T Inc.	16,367,962	333,415,386
Verizon Communications, Inc.	7,280,741	302,660,403
		636,075,789
Electric Utilities — 14.3%
Alliant Energy Corp.	3,979,022	214,986,559
American Electric Power Co., Inc.	2,941,360	276,370,186
Edison International	5,475,456	377,258,918
Entergy Corp.	2,887,430	312,650,920
Eversource Energy	3,006,474	247,523,004
Exelon Corp.	5,927,053	250,062,366
FirstEnergy Corp.	6,866,229	281,172,078
IDACORP, Inc.	1,226,251	129,749,618
NextEra Energy, Inc.	2,195,640	163,860,613
NRG Energy, Inc.	6,219,347	212,826,054
Security	Shares	Value
Electric Utilities (continued)
OGE Energy Corp.	4,936,589	$ 194,106,680
Pinnacle West Capital Corp.	2,775,521	206,915,091
PPL Corp.	9,299,683	275,270,617
Xcel Energy, Inc.	3,367,072	231,553,541
		3,374,306,245
Electrical Equipment — 1.5%
Eaton Corp. PLC	1,143,412	185,472,861
Emerson Electric Co.	1,907,050	172,054,051
		357,526,912
Food & Staples Retailing — 1.1%
Walgreens Boots Alliance, Inc.	6,992,483	257,742,923
Food Products — 2.7%
Conagra Brands, Inc.	9,308,266	346,174,413
General Mills, Inc.	3,823,398	299,601,467
		645,775,880
Gas Utilities — 1.9%
New Jersey Resources Corp.	2,436,777	121,643,908
Southwest Gas Holdings, Inc.	1,540,442	103,101,783
UGI Corp.	5,887,197	234,487,056
		459,232,747
Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	823,079	220,091,325
Household Durables — 2.0%
Garmin Ltd.	1,779,562	175,963,091
Leggett & Platt, Inc.	3,397,939	124,228,650
Newell Brands, Inc.	10,128,269	161,647,173
		461,838,914
Household Products — 1.3%
Kimberly-Clark Corp.	2,342,756	304,581,708
Insurance — 8.0%
Cincinnati Financial Corp.	1,501,698	169,917,129
Fidelity National Financial, Inc., Class A	6,459,210	284,399,016
MetLife, Inc.	3,597,858	262,715,591
Old Republic International Corp.	7,499,853	197,921,121
Principal Financial Group, Inc.	4,455,471	412,353,841
Prudential Financial, Inc.	3,265,406	342,671,705
Unum Group	5,285,496	222,149,397
		1,892,127,800
IT Services — 2.6%
International Business Machines Corp.	3,444,564	464,086,108
Western Union Co.	10,446,409	148,025,615
		612,111,723
Machinery — 1.0%
Caterpillar, Inc.	914,193	230,641,752
Media — 2.4%
Interpublic Group of Cos., Inc.	7,576,715	276,247,029
Omnicom Group, Inc.	3,524,588	303,079,322
		579,326,351
Metals & Mining — 0.8%
Newmont Corp.	3,546,007	187,690,150
Multi-Utilities — 9.2%
Avista Corp.	1,678,453	66,970,275
Black Hills Corp.	1,622,974	117,470,858
CenterPoint Energy, Inc.	7,113,275	214,251,843
CMS Energy Corp.	3,578,656	226,135,273
Dominion Energy, Inc.	3,365,312	214,168,456
DTE Energy Co.	1,890,692	220,019,828

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Select Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities (continued)
NiSource, Inc.	8,897,855	$ 246,915,476
NorthWestern Corp.	1,335,138	75,835,838
Public Service Enterprise Group, Inc.	4,110,083	254,537,440
Sempra Energy	1,693,054	271,447,348
WEC Energy Group, Inc.	2,807,656	263,891,587
		2,171,644,222
Oil, Gas & Consumable Fuels — 9.9%
Chevron Corp.	1,934,560	336,652,131
Exxon Mobil Corp.	4,413,101	511,963,847
Marathon Petroleum Corp.	3,218,953	413,699,840
ONEOK, Inc.	7,000,560	479,398,349
Valero Energy Corp.	4,369,333	611,837,700
		2,353,551,867
Pharmaceuticals — 2.8%
Merck & Co., Inc.	3,761,839	404,059,127
Pfizer, Inc.	5,664,987	250,165,826
		654,224,953
Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp.	5,212,860	147,315,424
Technology Hardware, Storage & Peripherals — 1.5%
HP, Inc.	6,554,987	191,012,321
Seagate Technology Holdings PLC	2,436,769	165,164,203
		356,176,524
Textiles, Apparel & Luxury Goods — 0.3%
Hanesbrands, Inc.	9,003,091	75,986,088
Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc., Class A	12,054,319	120,422,647
Security	Shares	Value
Tobacco — 4.0%
Altria Group, Inc.	11,174,554	$ 503,301,912
Philip Morris International, Inc.	4,281,825	446,337,438
		949,639,350
Trading Companies & Distributors — 1.4%
MSC Industrial Direct Co., Inc., Class A	1,171,553	96,887,433
Watsco, Inc.	799,299	229,694,554
		326,581,987
Total Long-Term Investments — 99.8% (Cost: $20,651,671,901)		23,631,515,132
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(a)(b)	20,077,231	20,077,231
Total Short-Term Securities — 0.1% (Cost: $20,077,231)		20,077,231
Total Investments — 99.9% (Cost: $20,671,749,132)		23,651,592,363
Other Assets Less Liabilities — 0.1%		33,601,651
Net Assets — 100.0%		$ 23,685,194,014
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 24,690,000	$ —	$ (4,612,769)(a)	$ —	$ —	$ 20,077,231	20,077,231	$ 714,263	$ 31
(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	82	03/17/23	$ 7,732	$ 449,696
E-Mini Financial Select Sector Index	225	03/17/23	25,436	1,577,080
E-Mini Utilities Select Sector Index	266	03/17/23	18,607	(271,364)
				$ 1,755,412

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Select Dividend ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 23,631,515,132	$ —	$ —	$ 23,631,515,132
Short-Term Securities
Money Market Funds	20,077,231	—	—	20,077,231
	$ 23,651,592,363	$ —	$ —	$ 23,651,592,363
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,755,412	$ —	$ —	$ 1,755,412
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
3